Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - Level 3 - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair value as of beginning of period	$ 374,833	$ 4,053,659	$ 4,053,659
Initial measurement on March 12, 2021				$ 20,222,270
Transfer of public warrants to Level 1				(7,770,550)
Change in valuation	$ 242,757	$ (1,596,851)	$ (3,678,826)	$ (8,398,061)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Change in fair value of warrant liability	Change in fair value of warrant liability	Change in fair value of warrant liability	Change in fair value of warrant liability
Fair value as of end of period	$ 617,590	$ 2,456,808	$ 374,833	$ 4,053,659